Acquisitions	6 Months Ended	12 Months Ended
	Jul. 31, 2011	Jan. 31, 2011
Acquisitions
Acquisitions

Note 4—Acquisitions:

Patrick Energy Services, Inc. On May 13, 2011, the Company acquired all of the outstanding equity interests of Patrick Energy Services, Inc., a provider of performance-based transmission and distribution power system solutions, for a preliminary purchase price of $25 million paid in cash, subject to contractual adjustments. This acquisition enhances the Company's energy and smart grid services portfolio by adding additional transmission and distribution engineering services to its existing capabilities. The preliminary purchase price allocation resulted in goodwill of $14 million (all of which is tax deductible) and identifiable finite-lived intangible assets of $7 million (amortizable over a weighted average life of seven years). The Company has not yet obtained all of the information required to complete the purchase price allocation related to this acquisition. The final purchase price allocation will be completed after the information identified by the Company has been received.

Vitalize Consulting Solutions, Inc. Subsequent to July 31, 2011, the Company acquired all of the outstanding equity interests of Vitalize Consulting Solutions, Inc., a provider of clinical, business and information technology services for healthcare enterprises for a preliminary purchase price of $190 million paid in cash, subject to contractual adjustments. This acquisition expands the Company's capabilities in both federal and commercial markets to help customers better address electronic health record implementation and optimization demand.

These acquisitions, which individually and in the aggregate were not material business combinations, were both in the Health, Energy and Civil Solutions segment.

Note 4—Acquisitions:

The Company acquires businesses as part of its growth strategy to provide new or enhance existing capabilities and offerings to customers. The Company completed acquisitions during the periods presented which individually and in the aggregate were not considered material business combinations in the year acquired.

Acquisition information for the years presented was as follows:

	Year Ended January 31
	2011	2010	2009
	($ in millions)
Number of acquisitions	3	6	2
Aggregate purchase price:
Cash consideration (paid and accrued)	$389	$267	$209
Non-cash consideration	—	3	—
Contingent consideration	—	6	—

	$389	$276	$209

The most notable acquisitions in fiscal 2011 included Cloudshield Technologies, Inc. in the Intelligence and Cybersecurity Solutions segment and Reveal Imaging Technologies, Inc. in the Health, Energy and Civil Solutions segment. Cloudshield Technologies, Inc. is a provider of cybersecurity and management services solutions. This acquisition enhanced the Company's cybersecurity offerings and positioned the Company to bring to market deep packet inspection solutions for high speed networks, enabling the Company to better meet emerging customer requirements. Reveal Imaging Technologies, Inc. is a provider of threat detection products and services. This acquisition enhanced the Company's homeland security solutions portfolio by adding U.S. Transportation Security Administration certified explosive detection systems for checked baggage screening to the Company's passenger and cargo inspections systems product offerings.

The most notable acquisitions in fiscal 2010 included R.W. Beck Group, Inc. in the Health, Energy and Civil Solutions segment and Science, Engineering and Technology Associates Corporation in the Intelligence and Cybersecurity Solutions segment. R.W. Beck Group, Inc. is a provider of business, engineering, energy and infrastructure consulting services. This acquisition both enhanced the Company's existing capabilities and offerings in the areas of energy and infrastructure consulting services and provided new capabilities and offerings in disaster preparedness and recovery services. Science, Engineering and Technology Associates Corporation, is a provider of intelligence, surveillance and reconnaissance information technologies. This acquisition enhanced the Company's service offerings and capabilities by adding information technologies that detect human behaviors to identify human-borne suicide bombers.

The most notable acquisitions in fiscal 2009 included SM Consulting, Inc. in the Intelligence and Cybersecurity Solutions segment and Icon Systems, Inc. in the Defense Solutions segment. SM Consulting, Inc. is a provider of language translation, interpretation and training, and other consulting services to federal, state and local governments and commercial customers. While this acquisition enhanced the Company's existing capabilities and offerings, it also expanded the Company's relationships with DoD customers in adjacent markets for these services. Icon Systems, Inc. is a provider of laser-based systems and products for military training and testing. This acquisition enhanced the Company's wireless live training offerings.

Purchase price allocations for the years presented were as follows:

	Year Ended January 31
	2011	2010	2009
	($ in millions)
Purchase price allocations:
Goodwill:
Tax deductible goodwill	$16	$77	$178
Non-tax deductible goodwill	227	105	1
Identifiable intangible assets:
Customer relationships (finite-lived)	$9	$33	$22
Software and technology (finite-lived)	110	17	1
In-process research and development (indefinite-lived)	27	3	—

Weighted average lives of finite-lived intangibles:
Customer relationships	2 years	5 years	4 years
Software and technology	8 years	8 years	7 years
All finite-lived intangible assets	7 years	6 years	4 years